Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value
Aerospace & Defense — 3.3%
BAE Systems PLC	1,911,805	$ 51,899,653
Leonardo SpA	149,028	9,959,036
Safran SA(1)	112,890	40,334,598
		$ 102,193,287
Banks — 8.5%
Banco Santander SA	3,546,010	$ 45,275,678
BNP Paribas SA	218,781	23,657,318
Grupo Financiero Banorte SAB de CV, Class O	2,248,939	25,353,969
HDFC Bank Ltd.	2,025,680	20,482,198
Huntington Bancshares, Inc.	1,569,943	27,442,604
KBC Group NV	124,034	17,478,315
NatWest Group PLC	1,864,792	16,997,171
Societe Generale SA	735,635	64,463,279
Truist Financial Corp.(1)	490,452	25,219,042
		$ 266,369,574
Beverages — 0.9%
Diageo PLC(1)	509,559	$ 11,725,105
Pernod Ricard SA	170,114	15,211,023
		$ 26,936,128
Biotechnology — 1.1%
CSL Ltd.	268,067	$ 33,779,079
		$ 33,779,079
Broadline Retail — 3.8%
Amazon.com, Inc.(1)(2)	492,463	$ 117,846,396
		$ 117,846,396
Building Products — 0.7%
Trane Technologies PLC	48,423	$ 20,365,745
		$ 20,365,745
Capital Markets — 1.8%
Charles Schwab Corp.(1)	247,544	$ 25,724,773
London Stock Exchange Group PLC	98,736	11,013,217
State Street Corp.	158,090	20,687,657
		$ 57,425,647
Security	Shares	Value
Chemicals — 0.7%
Sika AG	117,844	$ 22,613,141
		$ 22,613,141
Consumer Finance — 0.7%
Capital One Financial Corp.	96,966	$ 21,228,766
		$ 21,228,766
Consumer Staples Distribution & Retail — 0.7%
U.S. Foods Holding Corp.(2)	278,625	$ 23,298,623
		$ 23,298,623
Electric Utilities — 3.3%
Iberdrola SA	1,764,826	$ 39,678,128
NextEra Energy, Inc.(1)	339,438	29,836,600
SSE PLC	1,021,237	33,943,319
		$ 103,458,047
Electrical Equipment — 2.1%
AMETEK, Inc.(1)	181,247	$ 40,595,703
Schneider Electric SE	89,375	25,623,977
		$ 66,219,680
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	99,844	$ 12,619,283
Halma PLC	47,880	2,325,464
Keyence Corp.	75,674	27,761,791
		$ 42,706,538
Energy Equipment & Services — 0.7%
SLB Ltd.	441,026	$ 21,336,838
		$ 21,336,838
Entertainment — 1.2%
Walt Disney Co.(1)	342,731	$ 38,660,057
		$ 38,660,057
Financial Services — 2.6%
Global Payments, Inc.(1)	264,325	$ 18,962,675
Visa, Inc., Class A(1)	135,872	43,727,686
Voya Financial, Inc.	263,662	20,212,329
		$ 82,902,690
Food Products — 1.5%
Nestle SA(1)	493,816	$ 47,123,139
		$ 47,123,139

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories(1)	276,572	$ 30,229,320
Coloplast AS, Class B	155,557	13,260,450
Intuitive Surgical, Inc.(1)(2)	43,634	22,001,135
Medline, Inc., Class A(2)	16,030	708,526
Straumann Holding AG	188,622	22,685,514
		$ 88,884,945
Health Care Providers & Services — 0.7%
Amplifon SpA	1,420,612	$ 22,904,039
		$ 22,904,039
Health Care REITs — 0.5%
Healthpeak Properties, Inc.(1)	859,439	$ 14,816,728
		$ 14,816,728
Hotels, Restaurants & Leisure — 5.1%
Amadeus IT Group SA	280,805	$ 18,827,031
Aramark(1)	886,860	34,135,241
Compass Group PLC	2,021,362	60,611,417
InterContinental Hotels Group PLC	219,715	29,683,540
Marriott International, Inc., Class A	52,515	16,557,980
		$ 159,815,209
Household Products — 1.2%
Reckitt Benckiser Group PLC	456,173	$ 38,058,060
		$ 38,058,060
Industrial Conglomerates — 0.9%
Siemens AG	95,176	$ 28,774,571
		$ 28,774,571
Insurance — 3.6%
AIA Group Ltd.	2,578,958	$ 29,754,659
Allstate Corp.(1)	97,979	19,496,841
American International Group, Inc.(1)	444,416	33,277,870
Assurant, Inc.	32,904	7,835,430
RenaissanceRe Holdings Ltd.	78,802	22,198,523
		$ 112,563,323
Interactive Media & Services — 6.3%
Alphabet, Inc., Class C(1)	585,003	$ 198,041,066
		$ 198,041,066
Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Danaher Corp.(1)	115,709	$ 25,327,543
		$ 25,327,543
Machinery — 3.2%
IDEX Corp.(1)	215,964	$ 42,879,652
Ingersoll Rand, Inc.(1)	273,120	23,512,901
Parker-Hannifin Corp.(1)	35,652	33,364,568
		$ 99,757,121
Metals & Mining — 1.7%
Anglo American PLC	543,740	$ 25,212,029
Rio Tinto Ltd.(1)	220,767	23,000,557
Valterra Platinum Ltd.	68,542	6,181,611
		$ 54,394,197
Multi-Utilities — 0.3%
CMS Energy Corp.(1)	142,666	$ 10,199,192
		$ 10,199,192
Oil, Gas & Consumable Fuels — 2.4%
EQT Corp.(1)	512,379	$ 29,579,640
Exxon Mobil Corp.(1)	333,629	47,175,140
		$ 76,754,780
Personal Care Products — 0.3%
L'Oreal Prime De Fidelite(2)	17,096	$ 7,854,569
L'Oreal SA	1,899	872,475
		$ 8,727,044
Pharmaceuticals — 4.8%
AstraZeneca PLC	316,926	$ 59,047,789
Eli Lilly & Co.(1)	49,356	51,189,575
Novo Nordisk AS, Class B	192,346	11,421,356
Zoetis, Inc.(1)	232,923	29,073,449
		$ 150,732,169
Professional Services — 2.6%
Intertek Group PLC	350,969	$ 21,531,123
Recruit Holdings Co. Ltd.	489,777	25,798,397
RELX PLC	1,004,218	35,601,553
		$ 82,931,073
Residential REITs — 1.0%
Equity LifeStyle Properties, Inc.	154,954	$ 9,788,444

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs (continued)
Invitation Homes, Inc.(1)	800,311	$ 21,392,313
		$ 31,180,757
Semiconductors & Semiconductor Equipment — 14.8%
ASML Holding NV(1)	58,145	$ 83,374,418
Broadcom, Inc.(1)	148,824	49,305,391
Infineon Technologies AG	730,766	35,721,660
Microchip Technology, Inc.(1)	490,399	37,231,092
Micron Technology, Inc.(1)	115,592	47,956,809
NVIDIA Corp.(1)	708,179	135,354,252
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	93,069	30,764,889
Tokyo Electron Ltd.	171,138	45,601,234
		$ 465,309,745
Software — 5.5%
Intuit, Inc.(1)	36,360	$ 18,140,731
Microsoft Corp.(1)	326,388	140,441,492
SAP SE	66,707	13,325,949
		$ 171,908,172
Specialty Retail — 0.7%
TJX Cos., Inc.(1)	140,169	$ 20,998,718
		$ 20,998,718
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(1)	357,629	$ 92,797,573
		$ 92,797,573
Textiles, Apparel & Luxury Goods — 1.8%
Cie Financiere Richemont SA, Class A	124,514	$ 24,169,355
LVMH Moet Hennessy Louis Vuitton SE	48,065	31,021,356
		$ 55,190,711
Trading Companies & Distributors — 0.5%
IMCD NV	164,269	$ 15,354,621
		$ 15,354,621
Total Common Stocks (identified cost $1,780,326,431)		$3,119,884,732

Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(3)	24,591,414	$ 24,591,414
Total Short-Term Investments (identified cost $24,591,414)		$ 24,591,414
Total Investments — 100.3% (identified cost $1,804,917,845)		$3,144,476,146
Total Written Call Options — (0.3)% (premiums received $12,059,488)		$ (10,196,734)
Other Assets, Less Liabilities — 0.0%†		$ 1,457,727
Net Assets — 100.0%		$3,135,737,139
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	58.8%	$1,847,911,919
United Kingdom	11.8	372,437,411
France	5.8	183,414,618
Spain	3.3	103,780,837
Japan	3.2	99,161,422
Netherlands	3.1	98,729,039
Germany	2.5	77,822,180
Switzerland	2.2	69,468,010
Australia	1.8	56,779,636
Italy	1.0	32,863,075
South Africa	1.0	31,393,640
Taiwan	1.0	30,764,889
Hong Kong	0.9	29,754,659
Mexico	0.8	25,353,969
Denmark	0.8	24,681,806
Bermuda	0.7	22,198,523
India	0.7	20,482,198
Belgium	0.6	17,478,315
Total Investments	100.0%	$3,144,476,146

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro STOXX 50 Index	770	EUR	45,798,137	EUR	6,075	2/6/26	$ (71,569)
Dow Jones Euro STOXX 50 Index	760	EUR	45,203,356	EUR	6,125	2/13/26	(86,892)
Dow Jones Euro STOXX 50 Index	760	EUR	45,203,356	EUR	6,050	2/20/26	(362,842)
Dow Jones Euro STOXX 50 Index	760	EUR	45,203,356	EUR	6,075	2/27/26	(389,480)
FTSE 100 Index	840	GBP	85,877,736	GBP	10,400	2/20/26	(507,896)
Nikkei 225 Index	450	JPY	23,995,282,500	JPY	53,500	2/13/26	(3,669,871)
S&P 500 Index	120	USD	83,268,360	USD	7,000	2/2/26	(31,920)
S&P 500 Index	121	USD	83,962,263	USD	7,050	2/4/26	(19,965)
S&P 500 Index	122	USD	84,656,166	USD	7,050	2/6/26	(107,604)
S&P 500 Index	122	USD	84,656,166	USD	7,050	2/9/26	(146,644)
S&P 500 Index	122	USD	84,656,166	USD	7,020	2/11/26	(383,080)
S&P 500 Index	120	USD	83,268,360	USD	7,050	2/13/26	(325,200)
S&P 500 Index	123	USD	85,350,069	USD	6,960	2/17/26	(890,520)
S&P 500 Index	121	USD	83,962,263	USD	6,950	2/18/26	(1,000,670)
S&P 500 Index	121	USD	83,962,263	USD	7,010	2/20/26	(682,924)
S&P 500 Index	121	USD	83,962,263	USD	7,050	2/23/26	(498,883)
S&P 500 Index	122	USD	84,656,166	USD	7,075	2/25/26	(358,680)
S&P 500 Index	122	USD	84,656,166	USD	7,050	2/27/26	(662,094)
Total							$(10,196,734)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $24,591,414, which represents 0.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$43,196,168	$172,816,660	$(191,421,414)	$ —	$ —	$24,591,414	$423,991	24,591,414
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 236,701,123	$ —	$ —	$ 236,701,123
Consumer Discretionary	189,538,335	164,312,699	—	353,851,034
Consumer Staples	23,298,623	120,844,371	—	144,142,994
Energy	98,091,618	—	—	98,091,618
Financials	311,368,165	229,121,835	—	540,490,000
Health Care	158,529,548	163,098,227	—	321,627,775
Industrials	160,718,569	254,877,529	—	415,596,098
Information Technology	564,611,512	208,110,516	—	772,722,028
Materials	—	77,007,338	—	77,007,338
Real Estate	45,997,485	—	—	45,997,485
Utilities	40,035,792	73,621,447	—	113,657,239
Total Common Stocks	$1,828,890,770	$1,290,993,962*	$ —	$3,119,884,732
Short-Term Investments	$ 24,591,414	$ —	$ —	$ 24,591,414
Total Investments	$1,853,482,184	$1,290,993,962	$ —	$3,144,476,146

Eaton Vance
Tax-Managed Global Diversified Equity Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$ (5,108,184)	$ (5,088,550)	$ —	$ (10,196,734)
Total	$ (5,108,184)	$ (5,088,550)	$ —	$ (10,196,734)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.